Summary of significant accounting policies (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Description of value added tax.	The applicable VAT rate is 11% or 13% or 17% (depending on the type of goods involved) for products sold in the PRC. The applicable VAT rate of 17% and 11% decreased to 16% and 10% starting from May 2018, and further decreased to 13% and 9% from April 1, 2019
Restricted cash	$ 23,350	$ 4,827
Warranty period	12 years
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	26,765
Warrant [Member] | Represents the information pertaining to split-adjusted amount.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	16,225
Suzhou E-Motor [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		30.00%